Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest and similar income	£ 12,721	£ 11,853	£ 6,822
Interest expense and similar charges	(8,395)	(7,186)	(2,350)
Net interest income	4,326	4,667	4,472
Total operating income	4,683	5,176	5,006
Operating expenses before credit impairment charges, provisions and charges	(2,577)	(2,485)	(2,370)
Profit before tax	1,330	2,149	1,894
Tax on profit	(380)	(553)	(471)
Profit after tax	950	1,596	1,423
Santander UK Group Holdings plc
Statement [Line Items]
Interest and similar income	176	176	192
Interest expense and similar charges	(180)	(179)	(196)
Net interest income	(4)	(3)	(4)
Dividend income	1,446	1,685	1,212
Total operating income	1,442	1,682	1,208
Operating expenses before credit impairment charges, provisions and charges	(7)	(7)	(6)
Profit before tax	1,435	1,675	1,202
Tax on profit	4	4	4
Profit after tax	£ 1,439	£ 1,679	£ 1,206